Fair value measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value measurements
Summary of fair values of assets measured at fair value on a recurring basis

2023

US$thousand	Notes	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents		$406	$—	$—	$406
Total		$406	$—	$—	$406

2022

US$thousand		Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents		$1,316	$—	$—	$1,316
Trade receivables	10	—	9,052	—	9,052
Total		$1,316	$9,052	$—	$10,368

US$ thousand	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	1,316	—	—	1,316
Trade receivables	—	9,052	—	9,052
Total	1,316	9,052	—	10,368

2021

US$ thousand	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	79	—	—	79
Trade receivables	—	2,551	—	2,551
Total	79	2,551	—	2,630

2021

US$thousand	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	79	—	—	79
Trade receivables	—	2,551	—	2,551
Total	79	2,551	—	2,630

2020

US$thousand	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	110	—	—	110
Trade receivables	—	8,861	—	8,861
Total	110	8,861	—	8,971

January 1, 2020

US$thousand	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	264	—	—	264
Trade receivables	—	6,718	—	6,718
Total	264	6,718	—	6,982